Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 397,000.00
Previously Paid Amount	0.00
Total Fee Amount	54.83
Total Offset Amount	0.00
Net Fee	54.83
Narrative - Max Aggregate Offering Price	$ 397,000.00
Final Prospectus	true